EQUITY (Details Narrative) - USD ($)							6 Months Ended
	Jun. 16, 2025	May 17, 2025	Mar. 07, 2025	Nov. 15, 2023	Jan. 26, 2023	Jan. 26, 2023	Dec. 31, 2025	Dec. 31, 2024	Oct. 24, 2025	Jun. 30, 2025	Jan. 26, 2025	Jun. 30, 2024	Jan. 26, 2024	Nov. 06, 2023	Oct. 22, 2022	Jul. 31, 2021	Apr. 26, 2017	Jul. 11, 2016
Class of Stock [Line Items]
Common stock, shares authorized																	100,000,000	15,000,000
Common stock, par value																	$ 0.002	$ 0.002
Shares outstanding, shares							14,510,658			14,230,658							15,000,000
Number of share cancelled				196
Common stock shares issued not disclosed							true
Stock based compensation expense							$ 286,500	$ 242,500
Stock options exercise purchase price							$ 20.0			$ 20.0		$ 20.0
Stock based compensation expense								$ 156,970
Statutory reserve description							Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital.
Allocatiion to statutory reserve							$ 0
Restricted reserve							$ 291,443			$ 291,443
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant outstanding							3,300,000
Warrant exercise price							$ 0.00001
Warrants weighted average remaining term							4 years 4 months 17 days
Securities Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Warrants to purchase shares																8,713
Shares issued, price per share																$ 36.4
Dogness Intelligent Technology Co., Ltd [Member]
Class of Stock [Line Items]
Ownership percentage		19.50%
Warrant exercise price		$ 0.0001
Warrants exercised on a cashless basis									250,000
Dogness Intelligent Technology Co., Ltd [Member] | Prefunded Warrant [Member]
Class of Stock [Line Items]
Warrant outstanding		1,550,000
Dogness Intelligent Technology Co., Ltd [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant outstanding		2,000,000
Warrants issued, value		$ 17,750,000
Mr Silong Chen [Member]
Class of Stock [Line Items]
Aggregated fair value of options granted					$ 941,813	$ 941,813
Share-based payment award, fair value assumptions, method used						Black-Scholes pricing model
Share price					$ 19.4	$ 19.4
Share-based payment award, fair value assumptions, risk free interest rate						4.17%
Share-based payment award fair value assumptions expected term						5 years
Share-based payment award, fair value assumptions, exercise price					$ 20.0	$ 20.0
Share-based payment award, fair value assumptions, expected volatility rate						128.80%
Share-based payment award, fair value assumptions, expected dividend payments
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized														90,931,000
Common stock, par value							$ 0			$ 0				$ 0.002
Shares outstanding, shares							5,441,658			5,161,658
Common Class A [Member] | Dogness Intelligent Technology Co., Ltd [Member]
Class of Stock [Line Items]
Shares issued		250,000
Shares issued, value		$ 1,250,000
Warrant outstanding									250,000
Common Class A [Member] | Consultant [Member]
Class of Stock [Line Items]
Number of shares issued	30,000
Stock based compensation expense	$ 286,500
Common Class A [Member] | Silong Chen [Member]
Class of Stock [Line Items]
Number of shares issued					75,000
Stock based compensation expense					$ 1,455,000
Common Class A [Member] | Silong Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued			50,000		25,000
Common Class A [Member] | Mr Silong Chen [Member]
Class of Stock [Line Items]
Stock options grants to purchase						75,000
Stock options exercise purchase price					$ 20.0	$ 20.0					$ 20.0		$ 20.0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized														19,069,000
Common stock, par value							$ 0			$ 0				$ 0.002
Shares outstanding, shares							9,069,000			9,069,000
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized															100,000,000
Common stock, par value															$ 0.002
Minimum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized															90,931,000
Minimum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized															9,069,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized															110,000,000
Common stock, par value															$ 0.002
Maximum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized															90,931,000
Maximum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized															19,069,000